FINANCIAL AND OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL AND OTHER EXPENSES, NET [Abstract]
FINANCIAL AND OTHER EXPENSES, NET
NOTE 15:-	FINANCIAL AND OTHER EXPENSES, NET

	Year ended December 31,
	2011	2010	2009

Financial income:
Interest income	$(661)	$(492)	$(914)

Financial expenses:
Interest expense	16	216	137
Foreign currency transactions differences	230	471	52
Impairment related to Auction-Rate Securities, net	-	7,712	3,036

	$(415)	$7,907	$2,311